Investments in subsidiary undertakings, joint ventures and associates - Ownership percentage (Details)	Dec. 31, 2021	Dec. 24, 2016	Dec. 23, 2016
Aberdeen Standard Cash Creation Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	28.74%
Aberdeen Standard Global Opportunities Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	33.13%
Aberdeen Standard Singapore Equity - SGD class
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	60.26%
AC Financial Partners Limited Partnership
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Allianz Global Investors Greater China Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	21.67%
Alternatives North America Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
BOCHK Aggressive Growth Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	43.21%
BOCHK Balanced Growth Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	38.14%
BOCHK China Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	55.78%
BOCHK Conservative Growth Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	41.65%
BOCHK US Dollar Money Market Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	23.54%
BOCI-Prudential Asset Management Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	36.00%
BOCI-Prudential Trustee Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	36.00%
Capital Asian Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	39.57%
Cathay High Yield ex China Cash pay 1-5 Year 2% Issuer Capped ETF
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	47.10%
CITIC-CP Asset Management Co., Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	26.95%
CITIC-Prudential Fund Management Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	49.00%
CPL
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	50.00%
Eastspring Al-Wara' Investments Berhad
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Asset Management Korea Co. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Infrastructure Debt Fund L.P.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	90.55%
Eastspring Investment K-Short Term Bond Alpha Securities Investment Trust (Bond Balanced)
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	21.57%
Eastspring Investment Management (Shanghai) Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments - Asia Opportunities Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments - European Investment Grade Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.29%
Eastspring Investments - Global Growth Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	66.74%
Eastspring Investments - Global Low Volatility Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.32%
Eastspring Investments - Global Technology Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	81.53%
Eastspring Investments - Greater China Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	93.60%
Eastspring Investments - Pan European Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	60.47%
Eastspring Investments - US High Investment Grade Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	92.67%
Eastspring Investments - US High Yield Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	46.24%
Eastspring Investments - US Investment Grade Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	65.18%
Eastspring Investments - World Value Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	95.30%
Eastspring Investments (Hong Kong) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments (Luxembourg) S.A.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments (Singapore) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments Asia Oceania U&I Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	69.74%
Eastspring Investments Asia Pacific Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.99%
Eastspring Investments Asia Real Estate Multi Asset Income Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	63.78%
Eastspring Investments Asia Sustainable Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.06%
Eastspring Investments Asian Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	46.83%
Eastspring Investments Asian Dynamic Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	94.59%
Eastspring Investments Asian Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.37%
Eastspring Investments Asian Equity Income Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	84.85%
Eastspring Investments Asian High Yield Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	33.17%
Eastspring Investments Asian High Yield Bond MY Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	42.33%
Eastspring Investments Asian Infrastructure Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	71.86%
Eastspring Investments Asian Investment Grade Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	89.95%
Eastspring Investments Asian Low Volatility Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.50%
Eastspring Investments Asian Multi Factor Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	67.61%
Eastspring Investments Asian Property Securities Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	98.74%
Eastspring Investments Berhad
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments China A Shares Growth Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	71.38%
Eastspring Investments Dragon Peacock Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	94.37%
Eastspring Investments Emerging Markets Star Players
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	33.14%
Eastspring Investments Equity Income Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	33.22%
Eastspring Investments Fund Management Limited Liability Company
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments Funds - Monthly Income Plan
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	31.62%
Eastspring Investments Global Emerging Markets Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.35%
Eastspring Investments Global Emerging Markets ex-China Dynamic Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments Global Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	96.64%
Eastspring Investments Global Equity Navigator Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	95.74%
Eastspring Investments Global Growth Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	24.78%
Eastspring Investments Global Market Navigator Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.81%
Eastspring Investments Global Multi Asset Income Plus Growth Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.99%
Eastspring Investments Group Pte. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments Incorporated
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments India Consumer Equity Open Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments India Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	80.90%
Eastspring Investments India Equity Open Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments India Infrastructure Equity Open Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments Japan Dynamic MY Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	33.87%
Eastspring Investments Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments MY Focus Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	28.48%
Eastspring Investments Services Pte. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments SICAV-FIS - Alternative Investments Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments SICAV-FIS - Asia Pacific Loan Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	74.23%
Eastspring Investments Unit Trusts - Asian Balanced Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	95.36%
Eastspring Investments Unit Trusts - Asian Infrastructure Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	98.42%
Eastspring Investments Unit Trusts - Dragon Peacock Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	97.67%
Eastspring Investments Unit Trusts - Global Technology Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	86.75%
Eastspring Investments Unit Trusts - Pan European Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	64.86%
Eastspring Investments Unit Trusts - Singapore ASEAN Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.33%
Eastspring Investments Unit Trusts - Singapore Select Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	66.03%
Eastspring Investments US Corporate Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	51.25%
Eastspring Investments Vietnam Navigator Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	77.02%
Eastspring Overseas Investment Fund Management (Shanghai) Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Real Assets Partners
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Securities Investment Trust Co., Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.54%
First Sentier Global Property Securities Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	55.74%
First State China Focus Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	70.17%
Fubon 1-5 Years US High Yield Bond Ex China
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	51.79%
Fubon Global Investment Grade Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	46.17%
Fuh Hwa 1-5 Yr High Yield ETF
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	41.17%
Fuh Hwa Emerging Market RMB Fixed Income Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	32.17%
Furnival Insurance Company PCC Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
GIS Total Return Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	26.15%
GS Twenty Two Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
HSBC Senior Global Infrastructure Debt Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
ICICI Prudential Asset Management Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	49.00%
ICICI Prudential Life Insurance Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	22.09%
ICICI Prudential Pension Funds Management Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	22.09%
ICICI Prudential Trust Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	49.00%
India Innovation High Growth EQ QII
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Invesco Fixed Maturity Selective Emerging Market Bonds 2024
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.49%
Invesco Select 6 Year Maturity Global Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.43%
iShares Australian Equity ETFs
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	21.52%
iShares Core MSCI Asia
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	78.02%
iShares Core MSCI Europe UCITS ETF EUR (Acc)
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	27.70%
iShares Edge MSCI USA Minimum volatility ESG UCITS ETF
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	86.82%
iShares Fallen Angels High Yield Corporate Bond UCITS ETF Wing
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	54.90%
iShares MSCI USA Momentum Factor ESG UCITS ETF USD (Acc)
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.33%
iShares STOXX Europe 600 Telecommunications UCITS ETF
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	26.50%
iShares US Value ESG USD A
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	98.90%
KKP Active Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	30.10%
Krungsri Greater China Equity Hedged Dividend Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	29.29%
Lasalle Property Securities SICAV-FIS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.61%
M&G Asia Property TS Trust
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.94%
M&G Luxembourg European Strategic Value Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	29.27%
M&G Real Estate Asia Holding Company Pte. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	33.00%
Manulife Asia Pacific Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	56.16%
Manulife Asia Pacific Mid and Small Capital Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	31.40%
Manulife China Dim Sum High Yield Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	59.75%
Manulife China Offshore Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	73.13%
Manulife Taiwan Dynamic Fund-I
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	24.36%
Manulife USD High Yield Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	35.95%
Nomura Six Years Fixed Maturity Asia Pacific Emerging Market Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.75%
Nomura Six Years Fixed Maturity Emerging Market Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	40.58%
Nomura Six Years Ladder Maturity Asia Pacific Emerging Market Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.90%
North Sathorn Holdings Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
PCA IP Services Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
PCA Life Assurance Co. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.79%
PCA Reinsurance Co. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prenetics Group Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	11.18%
Pru Life Insurance Corporation of U.K.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Pru Life UK Asset Management and Trust Corporation
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudence Foundation
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential (Cambodia) Life Assurance Plc
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential (US Holdco 1) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Africa Holdings Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Africa Services Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Assurance Company Singapore (Pte) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Assurance Malaysia Berhad
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	51.00%
Percentage of consolidation of entity	100.00%
Prudential Assurance Uganda Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential BeGeneral Insurance S.A.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	51.00%
Prudential Belife Insurance S.A.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	50.93%
Prudential Beneficial General Insurance Cameroon S.A.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	50.04%
Prudential Beneficial Life Insurance Cameroon S.A.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	51.00%
Prudential Beneficial Life Insurance Togo S.A.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	50.99%
Prudential BSN Takaful Berhad
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	49.00%	49.00%	70.00%
Prudential Corporation Asia Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Corporation Holdings Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Financial Partners (Asia) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Financial Partners HK Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential General Insurance Hong Kong Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Group Holdings Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Group Secretarial Services HK Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Group Secretarial Services Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Holdings Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Hong Kong Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential International Treasury Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential IP Services Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Life Assurance (Lao) Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Life Assurance (Thailand) Public Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.93%
Prudential Life Assurance Kenya Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Life Assurance Zambia Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Life Insurance Ghana Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Life Vault Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Mauritius Holdings Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Myanmar Life Insurance Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Pensions Management Zambia Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	49.00%
Prudential Services Asia Sdn. Bhd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Services Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Services Singapore Pte. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Singapore Holdings Pte. Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Technology and Services India Private Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Vietnam Assurance Private Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Zenith Life Insurance Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	51.00%
PRUInvest PH Equity Index Tracker Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.23%
PT Prudential Sharia Life Assurance
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	94.62%
PT. Eastspring Investments Indonesia
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
PT. Prudential Life Assurance
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	94.62%
Pulse Ecosystems Pte. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Pulse Wealth Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
PVFC Financial Limited (in liquidation)
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Reksa Dana Eastspring IDR Fixed Income Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	98.86%
Reksa Dana Eastspring Investments Alpha Navigator Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	79.24%
Reksa Dana Eastspring Investments Cash Reserve
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	98.25%
Reksa Dana Eastspring Investments IDR High Grade
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	35.51%
Reksa Dana Eastspring Investments Value Discovery
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	81.12%
Reksa Dana Syariah Eastspring Syariah Equity Islamic Asia Pacific USD
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	81.64%
Reksa Dana Syariah Eastspring Syariah Fixed Income Amanah
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	48.79%
Reksa Dana Syariah Eastspring Syariah Money Market Khazanah
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	96.38%
Reksa Dana Syariah Penyertaan Terbatas Bahana Syariah BUMN Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.01%
Rhodium Investment Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.90%
SCB Global Income Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	22.59%
SCB Set Banking Sector Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	21.65%
Schroder Asian Investment Grade Credit
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	33.32%
Schroder Emerging Markets Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	63.00%
Schroder Multi-Asset Revolution
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	52.22%
Schroder US Dollar Money Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	37.00%
Scotts Spazio Pte. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	45.00%
Shenzhen Prudential Technology Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Sinopac RMB Money Market Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	29.62%
Sri Han Suria Sdn. Bhd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	51.00%
Staple Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Templeton Asian Growth Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	30.35%
Thanachart Fund Management Co., Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	50.10%
TMB Asset Management Co., Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	65.00%
UOB Smart Global Healthcare
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	37.96%
UOB Smart Japan Small and Mid Cap Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	24.21%
UOB Smart Millennium Growth Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	34.13%
USD Investment Grade Infrastructure Debt Fund SCSp
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	21.78%
Prudential Corporation Asia Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held (as a percent)	100.00%
Prudential Group Holdings Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held (as a percent)	100.00%